UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  100 Park Avenue, 17th Floor
          New York, NY 10017

13 File Number: 02805547

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  July 18, 2007


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    122977



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100    13995  1500000 SH       SOLE     01         1500000        0        0
D AXT INC  COM STK               COMMON STOCK     00246W103     8660  2000000 SH       SOLE     01         2000000        0        0
D BROADCOM CORP CL A COM STK     OPTIONS - CALLS  99ADC9RT9     8775   300000 SH  CALL SOLE     01          300000        0        0
D CERAGON NETWORKS LTD  COM STK  COMMON STOCK     M22013102     9136   800000 SH       SOLE     01          800000        0        0
D DIVX INC                       COMMON STOCK     255413106     4500   300000 SH       SOLE     01          300000        0        0
D FIBER TOWER                    COMMON STOCK     31567R100    12990  3000000 SH       SOLE     01         3000000        0        0
D GEMSTAR-TV GUIDE INT L INC COM COMMON STOCK     36866W106     9840  2000000 SH       SOLE     01         2000000        0        0
D INTEROIL CORP CAD NP V COM     COMMON STOCK     460951106     1894   100000 SH       SOLE     01          100000        0        0
D LANTRONIX INC  COM STK         COMMON STOCK     516548104      765   550659 SH       SOLE     01          550659        0        0
D MEMC ELECTRONIC MATE RIALS INC COMMON STOCK     552715104     6112   100000 SH       SOLE     01          100000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     4933   900100 SH       SOLE     01          900100        0        0
D MICRON TECHNOLOGY IN C COM STK OPTIONS - CALLS  99O9BZK97     6265   500000 SH  CALL SOLE     01          500000        0        0
D QUALCOMM INC  COM STK          OPTIONS - CALLS  99ACNJB72    13017   300000 SH  CALL SOLE     01          300000        0        0
D RADVISION LTD  COM STK         COMMON STOCK     M81869105    10515   500000 SH       SOLE     01          500000        0        0
D TIVO INC  COM STK              COMMON STOCK     888706108    11580  2000000 SH       SOLE     01         2000000        0        0
S REPORT SUMMARY                 15 DATA RECORDS              122977        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED